Deposits from banks (Tables)	12 Months Ended
Dec. 31, 2018
Deposits from banks (Tables) [Abstract]
Composition by nature

Composition by nature

	R$ thousand
	On December 31
	2018	2017
Demand deposits	1,139,729	1,030,292
Interbank deposits	410,975	2,168,625
Securities sold under agreements to repurchase	190,911,877	233,467,544
Borrowings	29,681,340	18,521,713
Onlending	25,170,058	30,769,294
Total	247,313,979	285,957,468